Consolidated Statements Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Comprehensive Loss [Abstract]
Loss	$ 3,535	$ 4,686	$ 8,949
Amounts that will not be reclassified subsequently to profit or loss:
Adjustments arising from translating financial statements from functional currency to presentation currency			285
Total components that will not be reclassified subsequently to profit or loss			285
Total other comprehensive loss			285
Total comprehensive loss	3,535	4,686	9,234
Attributable to:
Equity holders of the Company (continuing operations)	3,482	4,479	6,819
Equity holders of the Company (discontinued operations)		315	1,989
Non-controlling interests	53	(108)	426
Comprehensive loss	$ 3,535	$ 4,686	$ 9,234